Annual Operating Expenses - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement 2025 Fund - Fidelity Managed Retirement 2025 Fund - Class K
	Sep. 29, 2023
Operating Expenses:
Management fee	0.37%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.37%

[1]	AAdjusted to reflect current fees.